Consolidated Statements of Cash Flows (Parenthetical)	6 Months Ended
Jun. 30, 2025 USD ($)
Statement of Cash Flows [Abstract]
Net cash used in operating activities	$ (72,583)
Cash provided by used in operating activities discontinued operations	50,106
Income loss from discontinued operations	$ (521,889)